5. Financial risk management (Details 1) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 NOK (kr)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position assets/(liabilities)	$ (8,016,496)					$ (7,264,621)
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position assets/(liabilities)		$ (7,972,908)					$ (7,257,994)
Euro
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position assets/(liabilities) | €			€ (27,765)					€ (6,172)
Norwegian krone
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position assets/(liabilities) | kr					kr (466)					kr (455)
Swiss franc
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position assets/(liabilities) | SFr				SFr (15,357)					SFr 0